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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151

                          Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2005 through August 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                     EUROPE
                                 SELECT EQUITY
                                      FUND

                                     Annual
                                     Report

                                    8/31/06

                           [LOGO] PIONEER
                                  Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            9
Prices and Distributions                                    10
Performance Update                                          11
Comparing Ongoing Fund Expenses                             16
Schedule of Investments                                     18
Financial Statements                                        22
Notes to Financial Statements                               31
Report of Independent Registered Public Accounting Firm     41
Trustees, Officers and Service Providers                    42

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

The U.S. stock market trended upward through the first week of May, then turned rather sharply downward, reaching lows around the middle of June as well as the middle of July. Since mid-July, the market has staged a rally, and through August 31, 2006, the S&P 500 Index was up 5.8% for the calendar year-to-date on a total return basis.

According to the International Monetary Fund, international economic growth in 2004-2005 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are also increasing, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far, the only sign of such a slowdown has been a cooling housing market. Yet, many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effect for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

Letter

In summary, we think security market valuations remain reasonable; yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.


Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06
--------------------------------------------------------------------------------

European stock markets produced healthy returns during the 12 months ended August 31, 2006. Investors were attracted to European equities by persistently rising corporate earnings, reasonable valuations and attractive dividend yields at a time when the historically sluggish European economy began to show signs of improvement. In the following interview, portfolio manager Andrew Arbuthnott discusses the events and factors that affected the Fund's performance during the 12 months. Mr. Arbuthnott is responsible for the Fund's day-to-day management.

Q: How did the Europe Select Equity Fund perform during the 12-month period ended August 31, 2006?

A: The Fund's Class A shares had a total return of 20.83% at net asset value for the 12 months. During the same period, the MSCI Europe Index returned 24.80%, while the average return of the 96 funds in Lipper's European Funds category was 23.00%. The performance of the MSCI index does not reflect any management fees or transaction expenses.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected performance during the period?

A: The fiscal year marked a good time to be invested in the European stock markets. U.S.-based investors, in particular, benefited as the euro rose in value by almost 4% relative to the U.S. dollar, adding to realized returns. European-based corporations continued to show good profit gains, even though 2006 earnings growth grew at a slower pace than did earnings in 2005. The favorable profit picture came against a backdrop in which the European economy, which was noted for lagging the global economy, began to improve. Gross Domestic Product (GDP) growth in the Euro zone during the second quarter of 2006 grew at an annualized rate of 2.6% - the

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    fastest growth rate since 2000. This expansion was fueled principally by strong exports to economies outside the region, although domestic demand did improve somewhat. The region's unemployment rate declined to about 8%, which was an improvement for Europe even though it did not compare favorably with rates in other developed economies. Inflation in Europe was above the target rate of 2%, but much of this was attributed to rising oil prices and higher commodity prices.

    European companies in general were in healthy financial condition, with strong balance sheets and high cash levels. This strength enabled many corporations to increase dividends, buy back outstanding shares, and consider merger-and-acquisition deals. All these factors combined with rising earnings to support stock prices.

    The better-performing parts of the market were: diversified financials, where the average stock produced a 37% return; materials, where the average stock gain was 36%; real estate, where the typical stock rose 33%; followed by retailers, insurance companies and banks. Telecommunications service operators were the worst-performing area in the market and the only area with a negative average total return. The average stock in that sector lost 7%. Other lagging sectors were energy, software and services and media. All returns cited were based on performance in the euro.

Q:  What types of investments had the greatest influence on results?

A: The Fund trailed the benchmark MSCI Europe Index as well as its peer group of funds, primarily because of stock selection. We maintain a portfolio of about 35 stocks, which means security selection typically is the deciding factor in relative performance.

    Our stock selection in the pharmaceuticals industry was successful, especially our investments in the U.K.-based AstraZeneca and the Swiss-based Roche. We also did well in banks, with especially strong results from two major French institutions: BNP Paribus, which gained 45%; and Societe Generale, which rose by 48%. The U.K.-based Barclay's Bank was another strong performer. TNT, the postal and express delivery service based in the Netherlands, also showed strong stock appreciation after its announcement that it was selling an underperforming division. In the materials sector,

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

    we had several solid performers, including: Real Tinto, a U.K.-based metals and mining company; LaFarge, a French company that has a dominant position in the consolidated concrete industry; and Syngenta, a Swiss chemical company specializing in products for the agricultural industry. We have sold the position in Syngenta. We also sold at a healthy gain our investment in Boots, a U.K.-based pharmacy and personal care products retailer, after its successful merger with Alliance Unichem, another British firm. Carrefour, the global food retailer based in France, also added to the Fund's results.

    Our consumer services picks were less successful. The most notable detractor in this area was Carnival, the cruise ship company whose stock is listed on exchanges in both the United States and the United Kingdom. We continue to hold Carnival, which we believe is a dominant company in a consolidating industry with good growth characteristics. However, Carnival had a poor year, in which its troubles were exacerbated by rising energy prices and hurricane fears. In the lagging telecommunications services sector, our positions in Vodafone, based in Great Britain, and France Telecom both produced disappointing results before we sold them. The industry faces a variety of challenges, including intense competition and high costs of investing in quickly-changing technologies. Among our capital goods holdings, the German industrial company Siemens has been slow to show the positive results of its restructuring, but we have remained confident in the company's prospects. In the energy sector, which performed well early in the period, underperformance by the Spanish oil company Repsol and by BP, or British Petroleum, both held back results. Repsol was hurt by worries about its Latin American reserves, while BP suffered from operational problems at its refineries and its Alaskan pipeline. The Fund's de-emphasis of utilities and insurance stocks, both of which performed well, hurt.

Q: What were some of the noteworthy changes made in the portfolio during the year?

A: Two Scandinavian banks, DNB of Norway and SE Banken of Sweden, were among our major new investments during the period. We saw good growth potential in the institutions, both of which have undergone restructuring programs. We also saw growth opportunities among homebuilders in the United Kingdom, where

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    demand has exceeded supply. To take advantage, we invested in Persimmon and George Wimpey. We also established positions during the 12 months in WPP, the British based advertising and marketing company, E.On, a German utility, and Roche, the Swiss pharmaceutical firm that we mentioned earlier as a contributor.

    In addition to liquidating our investments in France Telecom and Vodafone, we also sold Deutsche Bank, the German investment bank, Syngenta, which had been a strong performer, and U.K-based pharmaceutical company GlaxoSmithKline.

Q:  What is your investment outlook?

A: European stocks have done well for the past two years, but we believe their prices remain attractive and they continue to offer highly competitive dividend yields. The economy in Europe appears to be showing some signs of improvement, although growth may moderate somewhat in 2007. In general, we believe European corporations are well managed, with good cash positions and sound balance sheets. The chief risks to investing in European equities are the possibility of a global economic slowdown, rising interest rates on the continent and the chance that earnings growth rates may slow. European companies already have been pressured by high energy and commodity costs. For U.S. investors, there is also the risk that the euro could weaken versus the U.S. dollar.

    Overall, we think the outlook is favorable for European equities, although investors should not have overly enthusiastic expectations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and, therefore, is susceptible to adverse economic, political or regulatory developments affecting those countries. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/06                            (continued)
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/06
--------------------------------------------------------------------------------

[The data is a representation of a pie chart in the printed material]

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)
Financials                      29.8%
Consumer Discretionary          25.0%
Industrials                     12.6%
Health Care                     11.2%
Energy                          10.6%
Materials                        6.5%
Information Technology           2.2%
Consumer Staples                 1.5%
Utilities                        0.6%

[The data is a representation of a bar chart in the printed material]

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)
United Kingdom                  34.6%
France                          14.2%
Germany                         12.4%
Switzerland                     11.6%
Ireland                          5.7%
Sweden                           4.1%
Netherlands                      4.1%
Spain                            3.1%
Italy                            2.9%
Panama                           2.3%
Greece                           2.2%
Norway                           1.4%
United States                    1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Royal Bank of Scotland Group Plc      5.29%
 2.   BNP Paribas SA                        5.15
 3.   BP Amoco Plc                          4.61
 4.   Roche Holdings AG                     4.25
 5.   CS Group                              4.25
 6.   Barclays Plc                          4.22
 7.   TNT NV                                4.05
 8.   CRH Plc                               3.65
 9.   Astrazeneca Plc                       3.32
10.   UBS AG                                3.18

* This list excluded temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Europe Select Equity Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------

 Class   8/31/06  8/31/05
 -----   -------  -------
    A    $37.83   $31.54
    B    $34.26   $28.63
    C    $34.16   $28.60
    R    $37.32   $31.27
    Y    $39.06   $32.54

Distributions Per Share
-----------------------------------------------------------------------------

                     9/1/05 - 8/31/06
                     ----------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
A      $0.2405      $        -      $      -
B      $     -      $        -      $      -
C      $0.0722      $        -      $      -
R      $0.2985      $        -      $      -
Y      $0.4061      $        -      $      -


Pioneer Europe Select Equity Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS A SHARES
-------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

-------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)
                          Net Asset     Public Offering
Period                   Value (NAV)     Price (POP)
 Life-of-Class
 (12/29/00)                   9.80%         8.66%
 5 Years                     15.84         14.46
 1 Year                      20.83         13.90
-------------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

            Pioneer Europe
             Select Equity      MSCI Europe
                 Fund              Index
 12/00          $ 9,425           $10,000
                  7,681             8,111
 8/02             7,546             6,834
                  8,281             7,457
 8/04            10,646             9,218
                 13,258            11,700
 8/06            16,019            14,601

--------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

-------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)

Period                      If Held  If Redeemed
 Life-of-Class
 (12/29/00)                   8.83%     8.83%
 5 Years                     14.72     14.72
 1 Year                      19.66     15.66
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

            Pioneer Europe
             Select Equity      MSCI Europe
                 Fund              Index
12/00           $10,000           $10,000
                  8,130             8,111
8/02              7,940             6,834
                  8,620             7,457
8/04             10,953             9,218
                 13,501            11,700
8/06             16,156            14,601

--------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

-------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)

Period                      If Held  If Redeemed
 Life-of-Class
 (12/29/00)                   9.13%     9.13%
 5 Years                     15.06     15.06
 1 Year                      19.73     19.73
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

            Pioneer Europe
             Select Equity      MSCI Europe
                 Fund              Index
12/00           $10,000           $10,000
                  8,140             8,111
8/02              7,960             6,834
                  8,690             7,457
8/04             11,094             9,218
                 13,709            11,700
8/06             16,415            14,601

--------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. Returns prior to June 24, 2005 reflect the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

-------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)

Period                      If Held  If Redeemed
 Life-of-Class
 (12/29/00)                   9.31%     9.31%
 5 Years                     15.32     15.32
 1 Year                      20.46     20.46
-------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

            Pioneer Europe
             Select Equity      MSCI Europe
                 Fund              Index
12/00           $10,000           $10,000
                  8,123             8,111
8/02              7,940             6,834
                  8,669             7,457
8/04             11,090             9,218
                 13,752            11,700
8/06             16,566            14,601

--------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. The predecessor fund did not offer Class R shares. Returns prior to June 24, 2005 are based on the performance of the predecessor fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Select Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

------------------------------------------------
Average Annual Total Returns
(As of August 31, 2006)

Period                    If Held   If Redeemed
 Life-of-Class
 (12/29/00)                   9.94%     9.94%
 5 Years                     15.99     15.99
 1 Year                      21.50     21.50
------------------------------------------------

[The data is a representation of a mountain chart in the printed material]

Value of $10,000 Investment

            Pioneer Europe
             Select Equity      MSCI Europe
                 Fund              Index
12/00           $10,000           $10,000
                  8,150             8,111
8/02              8,007             6,834
                  8,786             7,457
8/04             11,295             9,218
                 14,085            11,700
8/06             17,113            14,601

--------------------------------

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Pioneer Europe Fund acquired the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005 and changed its name to Pioneer Europe Select Equity Fund. The predecessor fund did not offer Class Y shares. Returns prior to June 24, 2005 are based on the performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on actual returns from March 1, 2006 through August 31,
2006


Share Class                         A            B            C            R            Y
---------------------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 3/1/06

 Ending Account Value           $1,092.69    $1,086.93    $1,087.47    $1,090.93    $1,096.27
 On 8/31/06

 Expenses Paid During Period*   $    8.76    $   13.94    $   13.63    $   10.54    $    5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.66%, 2.65%, 2.59%, 2.00% and 1.10%, multiplied by the average account value over the period, multiplied by 184/365, for Class A, Class B, Class C, Class R and Class Y (to reflect the one-half year period).

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from March 1, 2006 through August 31, 2006

Share Class                           A            B            C            R            Y
---------------------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 3/1/06

 Ending Account Value           $1,016.84    $1,011.85    $1,012.15    $1,015.12    $1,019.66
 On 8/31/06

 Expenses Paid During Period*   $    8.44    $   13.44    $   13.14    $   10.16    $    5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.66%, 2.65%, 2.59%, 2.00% and 1.10%, multiplied by the average account value over the period, multiplied by 184/365, for Class A, Class B, Class C, Class R and Class Y (to reflect the one-half year period).

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06
--------------------------------------------------------------------------------

 Shares                                                         Value
             PREFERRED STOCK - 2.9%
             Automobiles & Components - 2.9%
             Automobile Manufacturers - 2.9%
  5,836      Porsche AG                                  $  6,005,370
                                                         ------------
             TOTAL PREFERRED STOCK
             (Cost $3,553,694)                           $  6,005,370
                                                         ------------
             COMMON STOCKS - 95.6%
             Energy - 10.4%
             Integrated Oil & Gas - 10.4%
824,156      BP Amoco Plc                                $  9,352,638
193,850      Eni S.p.A.*                                    5,932,615
215,426      Repsol SA                                      6,196,029
                                                         ------------
                                                         $ 21,481,282
                                                         ------------
             Total Energy                                $ 21,481,282
                                                         ------------
             Materials - 6.4%
             Construction Materials - 4.6%
213,370      CRH Plc                                     $  7,405,314
 15,411      Lafarge Br                                     1,989,712
                                                         ------------
                                                         $  9,395,026
                                                         ------------
             Diversified Metals & Mining - 1.8%
 73,414      Rio Tinto Plc                               $  3,703,980
                                                         ------------
             Total Materials                             $ 13,099,006
                                                         ------------
             Capital Goods - 8.5%
             Building Products - 2.8%
 78,350      Compagnie de Saint Gobain                   $  5,820,194
                                                         ------------
             Industrial Conglomerates - 3.1%
 75,235      Siemens                                     $  6,380,752
                                                         ------------
             Trading Companies & Distributors - 2.6%
239,339      WOLSELEY*                                   $  5,222,368
                                                         ------------
             Total Capital Goods                         $ 17,423,314
                                                         ------------
             Transportation - 4.0%
             Air Freight & Couriers - 4.0%
218,348      TNT NV*                                     $  8,214,885
                                                         ------------
             Total Transportation                        $  8,214,885
                                                         ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                         Value
              Automobiles & Components - 5.6%
              Tires & Rubber - 5.6%
  82,656      Compagnie Generale des Etablissements
              Michelin*                                   $  5,625,248
  55,163      Continental AG                                 5,904,602
                                                          ------------
                                                          $ 11,529,850
                                                          ------------
              Total Automobiles & Components              $ 11,529,850
                                                          ------------
              Consumer Durables & Apparel - 6.8%
              Apparel, Accessories & Luxury Goods - 2.7%
 118,416      Adidas-Salomon AG                           $  5,641,888
                                                          ------------
              Homebuilding - 4.1%
 210,293      Persimmon Plc.                              $  4,990,228
 364,846      Wimpey (George) Plc*                           3,465,382
                                                          ------------
                                                          $  8,455,610
                                                          ------------
              Total Consumer Durables & Apparel           $ 14,097,498
                                                          ------------
              Consumer Services - 4.5%
              Casinos & Gaming - 2.2%
 127,150      Opap SA                                     $  4,516,290
                                                          ------------
              Hotels, Resorts & Cruise Lines - 2.3%
 112,544      Carnival Corp.                              $  4,715,594
                                                          ------------
              Total Consumer Services                     $  9,231,884
                                                          ------------
              Media - 3.1%
              Advertising - 3.1%
 525,924      WPP Group Plc                               $  6,413,723
                                                          ------------
              Total Media                                 $  6,413,723
                                                          ------------
              Retailing - 1.7%
              Department Stores - 1.7%
 108,688      Next Plc                                    $  3,453,459
                                                          ------------
              Total Retailing                             $  3,453,459
                                                          ------------
              Food & Drug Retailing - 1.5%
              Drug Retail - 1.5%
 211,726      Alliance Boots Plc                          $  3,110,205
                                                          ------------
              Total Food & Drug Retailing                 $  3,110,205
                                                          ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/06                                    (continued)
--------------------------------------------------------------------------------


   Shares                                                        Value
               Health Care Equipment & Services - 1.4%
               Health Care Equipment - 1.4%
   26,476      Synthes, Inc.                              $  2,892,817
                                                          ------------
               Total Health Care Equipment & Services     $  2,892,817
                                                          ------------
               Pharmaceuticals & Biotechnology - 9.6%
               Pharmaceuticals - 9.6%
  103,559      Astrazeneca Plc                            $  6,735,684
   46,740      Roche Holdings AG                             8,621,158
  261,114      Shire PLC                                     4,436,099
                                                          ------------
                                                          $ 19,792,941
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 19,792,941
                                                          ------------
               Banks - 22.1%
               Diversified Banks - 22.1%
  155,596      Allied Irish Banks Plc                     $  4,068,486
  683,309      Barclays Plc                                  8,564,654
   98,142      BNP Paribas SA                               10,434,927
  224,760      Dnb Nor Asa*                                  2,907,064
  315,850      Royal Bank of Scotland Group Plc             10,731,259
  147,939      Skand Enkilda Banken*                         3,832,109
   30,246      Societe Generale                              4,887,161
                                                          ------------
                                                          $ 45,425,660
                                                          ------------
               Total Banks                                $ 45,425,660
                                                          ------------
               Diversified Financials - 7.3%
               Diversified Capital Markets - 7.3%
  154,422      CS Group                                   $  8,619,395
  113,744      UBS AG*                                       6,444,309
                                                          ------------
                                                          $ 15,063,704
                                                          ------------
               Total Diversified Financials               $ 15,063,704
                                                          ------------
               Technology Hardware & Equipment - 2.2%
               Communications Equipment - 2.2%
1,331,801      Ericsson LM Tel Sur B                      $  4,449,447
                                                          ------------
               Total Technology Hardware & Equipment      $  4,449,447
                                                          ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                         Value
              Utilities - 0.5%
              Electric Utilities - 0.5%
  8,792       E.On AG                                    $  1,117,372
                                                         ------------
                                                         $  1,117,372
                                                         ------------
              TOTAL COMMON STOCKS
              (Cost $153,256,128)                        $196,797,047
                                                         ------------
              TOTAL INVESTMENT IN SECURITIES - 98.5%
              (Cost $156,809,822) (a)(b)                 $202,802,417
                                                         ------------
              OTHER ASSETS AND LIABILITIES - 1.5%        $  3,035,789
                                                         ------------
              TOTAL NET ASSETS - 100.0%                  $205,838,202
                                                         ============

*   Non-income producing security

(a) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $157,170,586 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $47,022,663
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (1,390,832)
                                                                                -----------
       Net unrealized gain                                                      $45,631,831
                                                                                ===========

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

  United Kingdom              34.6%
  France                      14.2
  Germany                     12.4
  Switzerland                 11.6
  Ireland                      5.7
  Sweden                       4.1
  Netherlands                  4.1
  Spain                        3.1
  Italy                        2.9
  Panama                       2.3
  Greece                       2.2
  Norway                       1.4
  United States                1.4
                             -----
                             100.0%
                             =====

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2006 aggregated $80,735,892 and $98,416,265, respectively.


The accompanying notes are an integral part of these financial statements.   21

Pioneer Europe Select Equity Fund
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/06
-------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $156,809,822)                  $202,802,417
  Cash                                                             2,419,577
  Foreign currencies, at value (cost $3)                                   3
  Receivables -
    Fund shares sold                                                 192,499
    Dividends, interest and foreign taxes withheld                   877,221
  Other                                                                7,934
                                                                ------------
     Total assets                                               $206,299,651
                                                                ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                     $    202,241
  Due to affiliates                                                  107,361
  Accrued expenses                                                   151,847
                                                                ------------
     Total liabilities                                          $    461,449
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $166,228,137
  Undistributed net investment income                              1,998,669
  Accumulated net realized loss on investments and foreign
    currency transactions                                         (8,383,800)
  Net unrealized gain on investments                              45,992,595
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                         2,601
                                                                ------------
     Total net assets                                           $205,838,202
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $155,549,626/4,111,317 shares)              $      37.83
                                                                ============
  Class B (based on $30,960,439/903,598 shares)                 $      34.26
                                                                ============
  Class C (based on $15,270,323/446,995 shares)                 $      34.16
                                                                ============
  Class R (based on $130,582/3,498 shares)                      $      37.32
                                                                ============
  Class Y (based on $3,927,232/100,533 shares)                  $      39.06
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($37.83 [divided by] 94.25%)                          $      40.14
                                                                ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $770,131)        $ 5,869,065
  Interest                                                          46,433
                                                               -----------
     Total investment income                                                     $ 5,915,498
                                                                                 -----------
EXPENSES:
  Management fees                                              $ 1,713,961
  Transfer agent fees and expenses
   Class A                                                         468,798
   Class B                                                         229,160
   Class C                                                          73,070
   Class R                                                           4,601
   Class Y                                                             244
  Distribution fees
   Class A                                                         297,644
   Class B                                                         373,941
   Class C                                                         147,740
   Class R                                                             489
  Administrative reimbursements                                     35,031
  Custodian fees                                                    76,089
  Registration fees                                                100,575
  Professional fees                                                 95,387
  Printing expense                                                  28,975
  Fees and expenses of nonaffiliated trustees                       15,165
  Miscellaneous                                                     26,528
                                                               -----------
     Total expenses                                                              $ 3,687,398
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                             (35,412)
                                                                                 -----------
     Net expenses                                                                $ 3,651,986
                                                                                 -----------
       Net investment income                                                     $ 2,263,512
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                 $17,533,200
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                (264,447)      $17,268,753
                                                               -----------       -----------
  Change in net unrealized gain (loss) on:
   Investments                                                 $15,925,867
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     (99)      $15,925,768
                                                               -----------       -----------
  Net gain on investments and foreign currency transactions                      $33,194,521
                                                                                 -----------
  Net increase in net assets resulting from operations                           $35,458,033
                                                                                 ===========


The accompanying notes are an integral part of these financial statements.   23

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 8/31/06 and 8/31/05, respectively

                                                          Year Ended      Year Ended
                                                            8/31/06         8/31/05
FROM OPERATIONS:
Net investment income                                    $  2,263,512    $    214,002
Net realized gain on investments and foreign currency
  transactions                                             17,268,753      12,815,962
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                        15,925,768        (651,021)
                                                         ------------    ------------
    Net increase in net assets resulting from
     operations                                          $ 35,458,033    $ 12,378,943
                                                         ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.24 and $0.19* per share, respectively)     $   (928,894)   $   (104,079)
  Class B ($0.00 and $0.09* per share, respectively)                -         (20,763)
  Class C ($0.07 and $0.13* per share, respectively)          (35,655)        (32,010)
  Class R ($0.30 and $0.00 per share, respectively)              (952)              -
  Class Y ($0.41 and $0.00 per share, respectively)           (42,073)              -
Net realized gain:
  Class A ($0.00 and $0.72* per share, respectively)                -        (354,852)
  Class B ($0.00 and $0.72* per share, respectively)                -        (142,572)
  Class C ($0.00 and $0.72* per share, respectively)                -        (164,906)
                                                         ------------    ------------
    Total distributions to shareowners                   $ (1,007,574)   $   (819,182)
                                                         ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 39,982,365    $ 13,853,315
Shares issued in reorganization                                     -     172,232,428
Reinvestment of distributions                                 901,560         583,662
Cost of shares repurchased                                (59,171,619)    (14,736,364)
Redemption fees                                                 3,147           9,008
                                                         ------------    ------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                        $(18,284,547)   $171,942,049
                                                         ------------    ------------
    Net increase in net assets                           $ 16,165,912    $183,501,810
NET ASSETS:
Beginning of year                                         189,672,290       6,170,480
                                                         ------------    ------------
End of year                                              $205,838,202    $189,672,290
                                                         ============    ============
Undistributed net investment income                      $  1,998,669    $  1,007,178
                                                         ============    ============

* Historical distribution per share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of Europe Fund and Europe Select Fund.

24  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                '06 Shares     '06 Amount     '05 Shares*     '05 Amount*
CLASS A
Shares sold                        903,475    $ 31,809,911       246,778     $  7,600,141
Shares Issued in
  Reorganization                         -               -     3,998,421      118,720,989
Reinvestment of distributions       26,478         858,693        10,423          311,471
Less shares repurchased           (914,893)    (30,897,558)     (273,436)      (8,366,404)
                                  --------    ------------     ---------     ------------
    Net increase                    15,060    $  1,771,046     3,982,186     $118,266,197
                                  ========    ============     =========     ============
CLASS B
Shares sold                        141,314    $  4,483,916        74,664     $  2,104,729
Shares Issued in
  Reorganization                         -               -     1,475,024       39,828,322
Reinvestment of distributions            -               -         4,838          131,446
Less shares repurchased           (713,065)    (22,404,853)     (139,768)      (3,905,571)
                                  --------    ------------     ---------     ------------
    Net increase (decrease)       (571,751)   $(17,920,937)    1,414,758     $ 38,158,926
                                  ========    ============     =========     ============
CLASS C
Shares sold                         91,123    $  2,897,861       101,900     $  2,873,196
Shares Issued in
  Reorganization                         -               -       420,453       11,339,208
Reinvestment of distributions          995          29,333         5,182          140,745
Less shares repurchased           (157,692)     (4,893,772)      (77,710)      (2,171,611)
                                  --------    ------------     ---------     ------------
    Net increase (decrease)        (65,574)   $ (1,966,578)      449,825     $ 12,181,538
                                  ========    ============     =========     ============
CLASS R
Shares sold                          2,272    $     73,397            81     $      2,502
Shares Issued in
  Reorganization                         -               -         1,657           48,790
Reinvestment of distributions           29             943             -                -
Less shares repurchased               (511)        (17,620)          (30)            (905)
                                  --------    ------------     ---------     ------------
    Net increase                     1,790    $     56,720         1,708     $     50,387
                                  ========    ============     =========     ============
CLASS Y
Shares sold                         20,160    $    717,280        41,514     $  1,272,747
Shares Issued in
  Reorganization                         -               -        75,016        2,295,119
Reinvestment of distributions          378          12,591             -                -
Less shares repurchased            (27,398)       (957,816)       (9,137)        (291,873)
                                  --------    ------------     ---------     ------------
    Net increase (decrease)         (6,860)   $   (227,945)      107,393     $  3,275,993
                                  ========    ============     =========     ============

* Historical distribution per share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of Europe Fund and Europe Select Fund.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year           Year          Year         Year         Year
                                                               Ended          Ended         Ended        Ended        Ended
CLASS A                                                       8/31/06      8/31/05 (a)   8/31/04 (a)  8/31/03 (a)   8/31/02 (a)
Net asset value, beginning of period                          $  31.54      $  27.25        $21.41      $ 19.51      $ 20.10
                                                              --------      --------        ------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.50      $   0.11        $ 0.20      $  0.17      $  0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   6.03          5.09          5.89         1.73        (0.44)
                                                              --------      --------        ------      -------      -------
  Net increase (decrease) from investment operations          $   6.53      $   5.20        $ 6.09      $  1.90      $ (0.34)
                                                              --------      --------        ------      -------      -------
Distributions to shareowners:
 Net investment income                                        $  (0.24)     $  (0.19)       $(0.25)     $     -      $ (0.25)
 Net realized gain                                                   -         (0.72)            -            -            -
                                                              --------      --------        ------      -------      -------
Total distributions                                           $  (0.24)     $  (0.91)       $(0.25)     $     -      $ (0.25)
                                                              --------      --------        ------      -------      -------
Redemption fee                                                $      -(b)   $      -(b)     $    -      $     -      $     -
                                                              --------      --------        ------      -------      -------
Net increase (decrease) in net asset value                    $   6.29      $   4.29        $ 5.84      $  1.90      $ (0.59)
                                                              --------      --------        ------      -------      -------
Net asset value, end of period                                $  37.83      $  31.54        $27.25      $ 21.41      $ 19.51
                                                              ========      ========        ======      =======      =======
Total return*                                                    20.83%        24.53%        28.56%        9.73%       (1.76)%
Ratio of net expenses to average net assets+                      1.66%         1.71%         1.25%        1.62%        1.75%
Ratio of net investment income to average net assets+             1.47%         0.72%         1.58%        1.02%        0.17%
Portfolio turnover rate                                             43%          149%           48%          67%          68%
Net assets, end of period (in thousands)                      $155,550      $129,215        $3,108      $   914      $   567
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.66%         2.21%         8.30%       16.15%       31.21%
 Net investment income (loss)                                     1.47%         0.22%        (5.47)%     (13.51)%     (29.29)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.66%         1.69%         1.25%        1.62%        1.75%
 Net investment income                                            1.47%         0.74%         1.58%        1.02%        0.17%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year          Year        Year        Year          Year
                                                                   Ended        Ended       Ended       Ended         Ended
CLASS B                                                           8/31/06    8/31/05 (a)  8/31/04 (a)  8/31/03 (a)  8/31/02 (a)
Net asset value, beginning of period                            $28.63        $ 24.85       $19.65      $ 18.10      $ 18.53
                                                                ------        -------       ------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.24       $ (0.03)      $(0.02)     $ (0.02)     $ (0.11)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    5.39          4.62         5.33         1.57        (0.32)
                                                                -------       -------       ------      -------      -------
  Net increase (decrease) from investment operations            $  5.63       $  4.59       $ 5.31      $  1.55      $ (0.43)
                                                                -------       -------       ------      -------      -------
Distributions to shareowners:
 Net investment income                                          $     -       $ (0.09)      $(0.11)     $     -      $     -
 Net realized gain                                                    -         (0.72)           -            -            -
                                                                -------       -------       ------      -------      -------
Total distributions                                             $     -       $ (0.81)      $(0.11)     $     -      $     -
                                                                -------       -------       ------      -------      -------
Redemption fee                                                  $     -(b)    $     -(b)    $    -      $     -      $     -
                                                                -------       -------       ------      -------      -------
Net increase (decrease) in net asset value                      $  5.63       $  3.78       $ 5.20      $  1.55      $ (0.43)
                                                                -------       -------       ------      -------      -------
Net asset value, end of period                                  $ 34.26       $ 28.63       $24.85      $ 19.65      $ 18.10
                                                                +======       =======       ======      =======      =======
Total return*                                                     19.66%        23.19%       27.07%        8.57%       (2.34)%
Ratio of net expenses to average net assets+                       2.65%         2.69%        2.17%        2.78%        2.33%
Ratio of net investment income (loss) to average net assets+       0.36%        (0.27)%       0.65%       (0.10)%      (0.52)%
Portfolio turnover rate                                              43%          149%          48%          67%          68%
Net assets, end of period (in thousands)                        $30,960       $42,249       $1,505      $   457      $   295
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      2.74%         3.32%        9.20%       17.41%       31.81%
 Net investment income (loss)                                      0.27%        (0.90)%      (6.38)%     (14.73)%     (30.00)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.65%         2.65%        2.17%        2.78%        2.33%
 Net investment income (loss)                                      0.36%        (0.23)%       0.65%       (0.10)%      (0.52)%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 27

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year         Year          Year        Year         Year
                                                                  Ended        Ended         Ended       Ended        Ended
CLASS C                                                          8/31/06    8/31/05 (a)   8/31/04 (a)  8/31/03 (a)  8/31/02 (a)
Net asset value, beginning of period                             $ 28.60      $ 24.81       $19.63      $ 17.98      $ 18.39
                                                                 -------      -------       ------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.19      $  0.01       $ 0.09      $  0.07      $ (0.09)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     5.44         4.61         5.34         1.58        (0.32)
                                                                 -------      -------       ------      -------      -------
  Net increase (decrease) from investment operations             $  5.63      $  4.62       $ 5.43      $  1.65      $ (0.41)
                                                                 -------      -------       ------      -------      -------
Distributions to shareowners:
 Net investment income                                           $ (0.07)     $ (0.13)      $(0.25)     $     -      $     -
 Net realized gain                                                     -        (0.72)           -            -            -
                                                                 -------      -------       ------      -------      -------
Total distributions                                              $ (0.07)     $ (0.85)      $(0.25)     $     -      $     -
                                                                 -------      -------       ------      -------      -------
Redemption fee                                                   $     -      $  0.02       $    -      $     -      $     -
                                                                 -------      -------       ------      -------      -------
Net increase (decrease) in net asset value                       $  5.56      $  3.79       $ 5.18      $  1.65      $ (0.41)
                                                                 -------      -------       ------      -------      -------
Net asset value, end of period                                   $ 34.16      $ 28.60       $24.81      $ 19.63      $ 17.98
                                                                 =======      =======       ======      =======      =======
Total return*                                                      19.73%       23.53%       27.67%        9.17%       (2.21)%
Ratio of net expenses to average net assets+                        2.59%        2.41%        1.72%        2.27%        2.22%
Ratio of net investment income (loss) to average net assets+        0.52%        0.35%        1.14%        0.54%       (0.35)%
Portfolio turnover rate                                               43%         149%          48%          67%          68%
Net assets, end of period (in thousands)                         $15,270      $14,661       $1,557      $   404      $   201
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.59%        3.72%        8.75%       17.02%       31.70%
 Net investment income (loss)                                       0.52%       (0.96)%      (5.89)%     (14.21)%     (29.83)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.59%        2.39%        1.72%        2.27%        2.22%
 Net investment income (loss)                                       0.52%        0.37%        1.14%        0.54%       (0.35)%

(a) Historical per-share amounts prior to June 24, 2005 have been adjusted to reflect the conversion ratios utilized for the merger of the Europe Fund and Europe Select Fund.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year     6/24/05 (a)
                                                       Ended         to
                                                      8/31/06      8/31/05
CLASS R
Net asset value, beginning of period                  $31.27        $29.45
                                                      ------        ------
Increase from investment operations:
  Net investment income                               $ 0.49        $ 0.01
  Net realized and unrealized gain on investments
   and foreign currency transactions                    5.86          1.81
                                                      ------        ------
   Net increase from investment operations            $ 6.35        $ 1.82
                                                      ------        ------
Distributions to shareowners:
  Net investment income                                (0.30)            -
                                                      ------        ------
Net increase in net asset value                       $ 6.05        $ 1.82
                                                      ------        ------
Net asset value, end of period                        $37.32        $31.27
                                                      ======        ======
Total return*                                          20.46%         6.19%(b)
Ratio of net expenses to average net assets+            2.00%         2.14%**
Ratio of net investment income to average net
  assets+                                               1.37%         0.08%**
Portfolio turnover rate                                   43%          149%
Net assets, end of period (in thousands)              $  131        $   53
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                          6.27%         2.14%**
  Net investment income (loss)                          5.63%         0.08%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                          2.00%         2.00%**
  Net investment income                                  1.37%         0.22%**

(a) Class R shares were first publicly offered on June 24, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year     6/24/05 (a)
                                                       Ended         to
                                                      8/31/06      8/31/05
CLASS Y
Net asset value, beginning of period                  $32.54        $30.59
                                                      ------        ------
Increase from investment operations:
  Net investment income                               $ 0.89        $ 0.07
  Net realized and unrealized gain on investments
   and foreign currency transactions                    6.04          1.88
                                                      ------        ------
   Net increase from investment operations            $ 6.93        $ 1.95
                                                      ------        ------
Distributions to shareowners:
  Net investment income                                (0.41)            -
                                                      ------        ------
Net increase in net asset value                       $ 6.52        $ 1.95
                                                      ------        ------
Net asset value, end of period                        $39.06        $32.54
                                                      ======        ======
Total return*                                          21.50%         6.36%(b)
Ratio of net expenses to average net assets+            1.10%         1.18%**
Ratio of net investment income to average net
  assets+                                               2.00%         1.05%**
Portfolio turnover rate                                   43%          149%
Net assets, end of period (in thousands)              $3,927        $3,495
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                          1.10%         1.18%**
  Net investment income                                 2.00%         1.05%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                          1.10%         1.18%**
  Net investment income                                 2.00%         1.05%**

(a) Class Y shares were first publicly offered on June 24, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

30  The accompanying notes are an integral part of these financial statements.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Europe Select Equity Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On June 24, 2005 Pioneer Europe Select Fund was merged into Pioneer Europe Fund and, in connection with the merger, Pioneer Europe Fund was renamed Pioneer Europe Select Equity Fund. Pioneer Europe Select Fund is the accounting survivor and its historical performance, as adjusted, is presented in the Fund's financial highlights. These financial highlights and shareholder activity as reflected in the statement of changes in net assets have been adjusted to reflect the conversion ratios used for the merger of Europe Fund and Europe Select Fund. The investment objective of the Fund is long-term capital growth.

Investing in the securities of European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the Fund invests a significant portion of its investments in any one European region. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class A, Class B and Class C Shares were first publicly offered on December 29, 2000. Class R and Class Y shares were first publicly offered on June 24, 2005. Shares of Class A, Class B, Class C, Class R and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Cash equivalent securities are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    At August 31, 2006, the Fund had no outstanding portfolio hedges or settlement hedges.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

    federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

    At August 31, 2006, the Fund had a net capital loss carryforward of $8,023,036, which will expire in 2011 if not utilized.

    At August 31, 2006, the Fund has reclassified $264,447 to decrease accumulated net investment income and $264,447 to decrease accumulated net realized loss on investments and foreign currency transactions to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    For federal income tax purposes, Pioneer Europe Select Fund ceased to exist on June 24, 2005 and has filed a final tax return for the period from September 1, 2004 through June 24, 2005. The tax character of distributions paid by the Fund during the years ended August 31, 2005 and 2006 were:

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          2006           2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                      $1,007,574      $403,585
  Long-term capital gain                                        -       415,597
                                                       ----------      --------
    Total                                              $1,007,574      $819,182
                                                       ==========      ========
--------------------------------------------------------------------------------

    For federal income tax purposes, Pioneer Europe Fund (now Pioneer Europe Select Equity Fund) is the tax survivor previously described of the merger and has filed a tax return for the period from November 1, 2004 through August 31, 2005, including the combined operations of the merged Fund. The tax survivor paid ordinary income distributions of $151,401 during the period from November 1, 2004 through August 31, 2005.

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 1,998,669
  Capital loss carryforward                                          (8,023,036)
  Unrealized appreciation                                            45,634,432
                                                                    -----------
    Total                                                           $39,610,065
                                                                    ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $21,405 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2006.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

    all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily nets assets up to $500 million; and 0.75% of the excess over $500 million. Prior to January 1, 2006, management fees were calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million. The management fee was equivalent to 0.90% of the average daily net assets for the period.

Effective June 24, 2005, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.75%, 2.65%, 2.65% and 2.00% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2007 for Class B, Class C and Class R shares.

Prior to the merger, PIM had contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses of Pioneer Europe Select Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

attributable to Class B and Class C shares were reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management fees, administrative costs and certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2006, $32,332 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $72,783 in transfer agent fees payable to PIMSS at August 31, 2006.


4. Distribution Plans

The Fund adopted Plans of Distribution with respect Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $2,246 in distribution fees payable to PFD at August 31, 2006. The Fund has also adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSCs for Class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2006 CDSCs in the amount of $50,565 were paid to PFD.

Prior to August 1, 2006, the Fund charged a 2.0% redemption fee on each class of shares sold within 30 days of purchase. For the year ended August 30, 2006, the Fund collected $3,147 in redemption fees, which are included in the Fund's capital account. Effective August 1, 2006, this redemption fee is no longer charged.

5. Expense Offset Arrangements

The Fund can enter into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2006 the Fund's expenses were not reduced under such arrangements.

6. Merger Information

On June 21, 2005, beneficial owners of Pioneer Europe Select Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was completed on June 24, 2005, by exchanging all of Europe Select Fund's net assets for Europe Fund's shares, based on Europe Fund's Class A, Class B, Class C, Class R and Class Y shares' ending net asset value, respectively. In connection with the reorganization, Pioneer Europe Fund was subsequently renamed Pioneer Europe Select Equity Fund. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                 Pioneer Europe           Pioneer Europe
                       Pioneer Europe Fund        Select Fund           Select Equity Fund
                      (Pre-Reorganization)    (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------
  Net Assets
  Class A             $118,720,989             $ 7,534,637              $126,255,626
  Class B               39,828,322              2,849,243                 42,677,565
  Class C               11,339,208              3,362,380                 14,701,588
  Class R                   48,790                      -                     48,790
  Class Y                2,295,119                      -                  2,295,119
                      ------------             -----------              ------------
  Total Net
   Assets             $172,232,428             $13,746,260              $185,978,688
                      ------------             -----------              ------------
  Shares
   Outstanding
  Class A                3,998,421                253,776*                 4,252,197
  Class B                1,475,024                105,527*                 1,508,551
  Class C                  420,453                124,671*                   545,125
  Class R                    1,657                      -                      1,657
  Class Y                   75,016                      -                     75,016
  Shares
   Issued in
   Reorganization
  Class A                                                                  3,998,421
  Class B                                                                  1,475,024
  Class C                                                                    420,453
  Class R                                                                      1,657
  Class Y                                                                     75,016
----------------------------------------------------------------------------------------------


* Share amounts have been adjusted to reflect the conversion ratios utilized for the merger.

----------------------------------------------------------------------------------------------
                                                 Unrealized             Accumulated
                                                Appreciation              Gain on
                                              on Closing Date           Closing Date
----------------------------------------------------------------------------------------------
  Pioneer Europe Fund                          $30,263,828             $(38,630,452)
                                               ===========             =============
----------------------------------------------------------------------------------------------

On June 24, 2005, the unrealized appreciation of Pioneer Europe Select Fund, which as noted above, was the acquired fund for tax purposes, was $864,305.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/06                              (continued)
--------------------------------------------------------------------------------

Tax Information (unaudited)

For the fiscal year ending August 30, 2006, the Fund has elected to pass through foreign tax credits of $429,270.

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Europe Select Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Europe Select Equity Fund as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe Select Equity Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
October 13, 2006

Pioneer Europe Select Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Europe Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service      Principal Occupation                   Other Directorships
Name and Age               With the Fund     and Term of Office     During Past Five Years                 Held by this Trustee
John F. Cogan, Jr. (80)*   Chairman of the   Trustee since 1990.    Deputy Chairman and a Director of      Chairman (until June
                           Board, Trustee    Serves until a         Pioneer Global Asset Management        2006) and Director of
                           and President     successor trustee is   S.p.A. ("PGAM"); Non-Executive         ICI Mutual Insurance
                                             elected or earlier     Chairman and a Director of Pioneer     Company; Director
                                             retirement or removal. Investment Management USA Inc.         of Harbor Global
                                                                    ("PIM-USA"); Chairman and a Director   Company, Ltd.
                                                                    of Pioneer; Chairman and Director of
                                                                    Pioneer Institutional Asset
                                                                    Management, Inc. (since 2006);
                                                                    Director of Pioneer Alternative
                                                                    Investment Management Limited
                                                                    (Dublin); President and a Director
                                                                    of Pioneer Alternative Investment
                                                                    Management (Bermuda) Limited and
                                                                    affiliated funds; Director of
                                                                    PIOGLOBAL Real Estate Investment
                                                                    Fund (Russia) (until June 2006);
                                                                    Director of Nano-C, Inc. (since
                                                                    2003); Director of Cole Investment
                                                                    Corporation (since 2004); Director
                                                                    of Fiduciary Counseling, Inc.;
                                                                    President and Director of Pioneer
                                                                    Funds Distributor, Inc. ("PFD")
                                                                    (until May 2006); President of all
                                                                    of the Pioneer Funds; and Of
                                                                    Counsel, Wilmer Cutler Pickering
                                                                    Hale and Dorr LLP (counsel to
                                                                    PIM-USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           Positions Held    Length of Service      Principal Occupation                   Other Directorships
Name and Age               With the Fund     and Term of Office     During Past Five Years                 Held by this Trustee
Osbert M. Hood (54)*       Trustee and       Trustee since 2003.    President and Chief Executive          None
                           Executive Vice    Serves until a         Officer, PIM-USA since May 2003
                           President         successor trustee is   (Director since January 2001;
                                             elected or earlier     Executive Vice President and Chief
                                             retirement or removal. Operating Officer from November 2000
                                                                    - May 2003); Director of PGAM since
                                                                    June 2003; President and Director of
                                                                    Pioneer since May 2003; President
                                                                    and Director of Pioneer
                                                                    Institutional Asset Management, Inc.
                                                                    since February 2006; Chairman and
                                                                    Director of Pioneer Investment
                                                                    Management Shareholder Services,
                                                                    Inc. ("PIMSS") since May 2003;
                                                                    Director of PFD since May 2006;
                                                                    Director of Oak Ridge Investments,
                                                                    L.L.C. (a registered investment
                                                                    adviser in which PIM-USA owns a
                                                                    minority interest) since January
                                                                    2005; Director of Vanderbilt Capital
                                                                    Advisors, LLC (an institutional
                                                                    investment adviser wholly-owned by
                                                                    PIM-USA) since June 2006; Executive
                                                                    Vice President of all of the Pioneer
                                                                    Funds since June 2003

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                            Positions Held   Length of Service      Principal Occupation                 Other Directorships Held
Name, Age and Address       With the Fund    and Term of Office     During Past Five Years               by this Trustee
David R. Bock (62)          Trustee          Trustee since 2005.    Senior Vice President and Chief      Director of The Enterprise
3050 K Street NW,                            Serves until a         Financial Officer, I-trax, Inc.      Social Investment
Washington, DC 20007                         successor trustee is   (publicly traded health care         Company (privately-held
                                             elected or earlier     services company) (2001 - present);  affordable housing
                                             retirement or removal. Managing Partner, Federal City       finance company);
                                                                    Capital Advisors (boutique merchant  Director of New York
                                                                    bank) (2002 to 2004); and Executive  Mortgage Trust (publicly
                                                                    Vice President and Chief Financial   traded mortgage REIT)
                                                                    Officer, Pedestal Inc.
                                                                    (internet-based mortgage trading
                                                                    company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)           Trustee          Trustee since 1997.    President, Bush International        Director of Brady
3509 Woodbine Street                         Serves until a         (international financial             Corporation (industrial
Chevy Chase, MD 20815                        successor trustee is   advisory firm)                       identification and
                                             elected or earlier                                          specialty coated material
                                             retirement or removal.                                      products manufacturer),
                                                                                                         Director of Briggs &
                                                                                                         Stratton Co. (engine
                                                                                                         manufacturer) Director
                                                                                                         of Mortgage Guaranty
                                                                                                         Insurance Corporation,
                                                                                                         and Director of UAL
                                                                                                         Corporation (airline
                                                                                                         holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)   Trustee          Trustee since 1990.    Founding Director, The Winthrop      None
1001 Sherbrooke Street West,                 Serves until a         Group, Inc. (consulting firm);
Montreal, Quebec, Canada                     successor trustee is   Desautels Faculty of Management,
H3A 1G5                                      elected or earlier     McGill University
                                             retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Length of Service      Principal Occupation                  Other Directorships Held
Name, Age and Address         With the Fund   and Term of Office     During Past Five Years                by this Trustee
Thomas J. Perna (55)          Trustee         Trustee since          Private investor (2004 - present);    Director of Quadriserv
89 Robbins Avenue,                            February, 2006.        Senior Executive Vice President, The  Inc. (technology products
Berkeley Heights, NJ 07922                    Serves until a         Bank of New York (financial and       for securities lending
                                              successor trustee is   securities services) (1986 - 2004)    industry)
                                              elected or earlier
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)      Trustee         Trustee since 1990.    President and Chief Executive         Director of New America
One Boston Place, 28th Floor,                 Serves until a         Officer, Newbury, Piret & Company,    High Income Fund, Inc.
Boston, MA 02108                              successor trustee is   Inc. (investment banking firm)        (closed-end investment
                                              elected or earlier                                           company)
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)          Trustee         Trustee since 1993.    Senior Counsel, Sullivan              Director, The Swiss
125 Broad Street                              Serves until a         & Cromwell (law firm)                 Helvetia Fund, Inc.
New York, NY 10004                            successor trustee is                                         (closed-end investment
                                              elected or earlier                                           company)
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)            Trustee         Trustee since 1990.    President, John Winthrop & Co., Inc.  None
One North Adgers Wharf,                       Serves until a         (private investment firm)
Charleston, SC 29401                          successor trustee is
                                              elected or earlier
                                              retirement or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Length of Service      Principal Occupation                  Other Directorships Held
Name and Age                  With the Fund   and Term of Office     During Past Five Years                by this Officer
Dorothy E. Bourassa (58)      Secretary       Since 2003. Serves     Secretary of PIM-USA; Senior Vice     None
                                              at the discretion of   President - Legal of Pioneer; and
                                              the Board.             Secretary/Clerk of most of PIM-USA's
                                                                     subsidiaries; and Secretary of all
                                                                     of the Pioneer Funds since September
                                                                     2003 (Assistant Secretary from
                                                                     November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)    Assistant       Since 2003. Serves     Vice President and Senior Counsel of  None
                              Secretary       at the discretion of   Pioneer since July 2002; Vice
                                              the Board.             President and Senior Counsel of
                                                                     BISYS Fund Services, Inc. (April
                                                                     2001 to June 2002); Senior Vice
                                                                     President and Deputy General Counsel
                                                                     of Funds Distributor, Inc. (July
                                                                     2000 to April 2001), and Assistant
                                                                     Secretary of all Pioneer Funds since
                                                                     September 2003
------------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)    Assistant       Since July 2006.       Partner, Wilmer Cutler Pickering      None
                              Secretary       Serves at the          Hale and Dorr LLP; and Assistant
                                              discretion of          Secretary of all Pioneer Funds since
                                              the Board.             July 2006.

------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)             Treasurer       Since 2000. Serves     Vice President - Fund Accounting,     None
                                              at the discretion of   Administration and Controllership
                                              the Board.             Services of Pioneer; and Treasurer
                                                                     of all of the Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)          Assistant       Since 2004. Serves     Deputy Treasurer of Pioneer since     None
                              Treasurer       at the discretion of   2004; Treasurer and Senior Vice
                                              the Board.             President, CDC IXIS Asset Management
                                                                     Services from 2002 to 2003;
                                                                     Assistant Treasurer and Vice
                                                                     President, MFS Investment Management
                                                                     from 1997 to 2002; and Assistant
                                                                     Treasurer of all of the Pioneer
                                                                     Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)         Assistant       Since 2000. Serves     Assistant Vice President - Fund       None
                              Treasurer       at the discretion of   Accounting, Administration and
                                              the Board.             Controllership Services of Pioneer;
                                                                     and Assistant Treasurer of all of
                                                                     the Pioneer Funds

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Europe Select Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                              Positions Held  Length of Service      Principal Occupation                  Other Directorships Held
Name and Age                  With the Fund   and Term of Office     During Past Five Years                by this Officer
Gary Sullivan (48)            Assistant       Since 2002. Serves     Fund Accounting Manager - Fund        None
                              Treasurer       at the discretion of   Accounting, Administration and
                                              the Board.             Controllership Services of Pioneer;
                                                                     and Assistant Treasurer of all of
                                                                     the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)   Assistant       Since 2003. Serves     Fund Administration Manager - Fund    None
                              Treasurer       at the discretion of   Accounting, Administration and
                                              the Board.             Controllership Services since June
                                                                     2003; Assistant Vice President -
                                                                     Mutual Fund Operations of State
                                                                     Street Corporation from June 2002 to
                                                                     June 2003 (formerly Deutsche Bank
                                                                     Asset Management); Pioneer Fund
                                                                     Accounting, Administration and
                                                                     Controllership Services (Fund
                                                                     Accounting Manager from August 1999
                                                                     to May 2002); and Assistant
                                                                     Treasurer of all Pioneer Funds since
                                                                     September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)       Chief           Since March 2006.     Chief Compliance Officer of Pioneer    None
                              Compliance      Serves at the         and Pioneer Funds since March 2006;
                              Officer         discretion of the     Vice President and Senior Counsel of
                                              Board.                Pioneer since September 2004; and
                                                                    Senior Vice President and Counsel,
                                                                    State Street Research & Management
                                                                    Company (February 1998 to September
                                                                    2004)
------------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual
funds, institutional and other clients.

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                           This page for your notes.

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50

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                           This page for your notes.

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52

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

 Call us for:

 Account Information, including existing accounts,
 new accounts, prospectuses, applications
 and service forms                                          1-800-225-6292

 FactFone(SM) for automated fund yields, prices,
 account information and transactions                       1-800-225-4321

 Retirement plans information                               1-800-622-0176

 Telecommunications Device for the Deaf (TDD)               1-800-225-1997

 Write to us:

 PIMSS, Inc.
 P.O. Box 55014
 Boston, Massachusetts 02205-5014

 Our toll-free fax                                          1-800-225-4240

 Our internet e-mail address            ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)

 Visit our web site:                                pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $32,860 in 2006 and $31,510 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended August 31, 2006 and 2005.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 in 2006 and 2005, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended August 31, 2006 and 2005.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2006

* Print the name and title of each signing officer under his or her signature.